CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2025
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
There were no material contractual commitments for capital expenditures as at December 31, 2025.
(b)Lease liabilities
The following table summarizes the company’s undiscounted maturity schedule for lease obligations as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Lease obligations
Less than 1 year	$52	$53
1 to 5 years	71	116
5+ years	20	309
Total	$143	$478